Non-Current Liabilities - Financial Liabilities - DFA - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Jun. 30, 2024
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of net sales		7.00%
Development Funding Agreement
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding initial payment		$ 50.0
Percentage of net sales		7.00%
Imputed interest rate on unamortized development financing liability		23.00%
Development financing repayment liability		$ 680.0
Development financing repayment terms		four multiples of the funding received
Development financing repayment liability withholding tax obligations		$ 51.0
Development Funding Agreement | Change of Control
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination		$ 0.0
Percentage of repayment due to termination		0.00%
Development Funding Agreement | Disagreement with DFA Investors
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination		$ 229.5
Percentage of repayment due to termination		135.00%
Development Funding Agreement | Iinability to Fund Development Costs
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination		$ 255.0
Percentage of repayment due to termination		150.00%
Development Funding Agreement | Safety
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination		$ 467.5
Percentage of repayment due to termination		275.00%
Development Funding Agreement | Bankruptcy and Other Material Breaches
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Repayment due to termination		$ 680.0
Percentage of repayment due to termination		400.00%
Development Funding Agreement | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Additional funding amount under investor option	$ 50.0
Development Funding Agreement | Bottom of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Development financing liability repayment period		2027
Development Funding Agreement | Bottom of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor	120.0
Development Funding Agreement | Top of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Development financing liability repayment period		2032
Development Funding Agreement | Top of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor	170.0
Amended and Restated Development Funding Agreement | Bottom of Range | Launch Tx
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor	$ 50.0